Financial Instruments (Schedule of Forward and SWAP Contracts) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 273,863	€ 218,895
Interest Swap Transaction Three Member | Semi-annually [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	Euribor 6 months
Description Of Currency Linkage Payable	Fixed 1%
Date of expiration	December 20, 2037
Fair value	€ 1,761
Interest swap transaction period	18 years
Interest Swap Transaction Three Member | Semi-annually [Member] | Euro [Member]
Disclosure of detailed information about hedges [line items]
Loan agreement	€ 17,600
Financial power swap [Member]
Disclosure of detailed information about hedges [line items]
Description Of Currency Linkage Receivable	Electricity price in Spain
Description Of Currency Linkage Payable	Fixed price
Date of expiration	September 30, 2030
Fair value	€ (61,537)